INTANGIBLES (Details 1) (USD $)	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Future Amortization Expense
2013		$ 5,000
2014		5,000
2015		5,000
2016		5,000
2017		5,000
Thereafter		22,500
Finite-Lived Intangible Assets, Net	$ 46,250	$ 47,500